SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2017
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years 2 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	8 years 6 months